Note 14 - Stock-based Compensation (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2009	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2011	Jan. 02, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,387,111		1,637,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,010,000		1,760,000	1,740,000	1,740,000	1,745,000
Stock Options Issued To Director	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)		$ 0.77		$ 1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)		$ 2.11		$ 2.15
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		4 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions, underlying price ranging from $.77 to $3.05, dividend yield of 0%, expected volatility ranging from 95% to 104%, risk-free interest rate of 4%, and average expected life of 6 years		The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions, underlying price ranging from $1.15 to $3.05, dividend yield of 0%, expected volatility ranging from 95% to 104%, risk-free interest rate of 4%, and average expected life of 6 years.
Allocated Share-based Compensation Expense (in Dollars)		$ 128,000	$ 279,000	$ 375,000	$ 590,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)		$ 114,000		$ 106,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		3 years 6 months		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		1,668,750		1,606,250	1,095,414
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				2,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				95.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum				104.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		1,510,000		1,260,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		1,668,750
Weighted Average Price Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)		$ 1.63		$ 1.66